Subsequent Events (Details) - Forecast [Member] - USD ($)		1 Months Ended
	Nov. 20, 2024	Sep. 30, 2024
Subsequent Events [Line Items]
Original issue discount		$ 20
Percentage of lowest volume weighted average trading price		75.00%
Conversion price per share	$ 0.645
Conversion Warrants [Member]
Subsequent Events [Line Items]
Issued aggregation	7,751,939
Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 5,000,000
Interest percentage		8.00%
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Conversion price per shares		$ 0.6
Issued aggregation	7,751,939